Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)
10. Derivative financial instruments
	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.18	£m	£m	£m
Foreign exchange derivatives	6,157,051	71,963	(70,484)
Interest rate derivatives	37,245,041	127,642	(121,842)
Credit derivatives	728,106	10,683	(9,558)
Equity and stock index and commodity derivatives	998,333	18,053	(22,909)
Derivative assets/(liabilities) held for trading	45,128,531	228,341	(224,793)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	78,828	5	(3)
Derivatives designated as fair value hedges	131,685	139	(71)
Derivatives designated as hedges of net investments	2,799	13	(61)
Derivative assets/(liabilities) designated in hedge accounting relationships	213,312	157	(135)

Total recognised derivative assets/(liabilities)	45,341,843	228,498	(224,928)

As at 31.12.17
Foreign exchange derivatives	4,819,811	54,902	(53,460)
Interest rate derivatives	29,193,812	152,919	(145,658)
Credit derivatives	715,001	12,549	(11,552)
Equity and stock index and commodity derivatives	958,049	17,134	(26,566)
Derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	123,585	7	(3)
Derivatives designated as fair value hedges	104,781	117	(1,096)
Derivatives designated as hedges of net investments	2,982	41	(10)
Derivative assets/(liabilities) designated in hedge accounting relationships	231,348	165	(1,109)

Total recognised derivative assets/(liabilities)	35,918,021	237,669	(238,345)